Combined Statements of Comprehensive Income Combined Statements of Comprehensive Income (Parentheticals) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2011	Sep. 30, 2010	Sep. 30, 2009
Pension and postretirement benefit tax adjustments	$ 3.2	$ 2.8	$ (0.5)